Reverse Merger (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Reverse Merger [Abstract]
Schedule of Number of Shares of Common Stock Issued and Outstanding

The number of shares of common stock issued and outstanding immediately following the consummation of the Merger and Offering was as follows:

Shares
Common stock – Deep Isolation, converted to Deep Isolation Nuclear stock	44,247,429
Common stock – Issued in Offering	11,012,387
Common stock – Aspen, outstanding prior to Merger	2,166,667
Common stock – Advisor Shares	83,333

Total shares outstanding immediately after the Merger and Offering	57,509,816
Under this plan, and retrospectively restated as shares reflecting the Exchange Ratio, a number of shares were issued upon the exercise of stock options as detailed below as of December 31:
	2024	2023
Authorized shares under the plan	13,128,079	13,128,079
Less: Options shares issued (cumulative)	(11,464,313)	(10,590,366)
Shares available for issuance under the plan	1,663,766	2,537,712